Share-Based Payments - Joint Share Ownership (Details)	12 Months Ended
	Jun. 30, 2025 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares
Joint Share Ownership Plan - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	6,965	12,968
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	25 years
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	6,965	6,965
Number of share options exercised (in shares)	0	0	27,110
Number of share options cancelled (in shares)	0	0
Long term Incentive Plan - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)	6,003	0
SAYE - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)	0	258